DEBT (Detail)			3 Months Ended	12 Months Ended
	Jul. 21, 2014 USD ($) $ / shares $ / unit shares	Oct. 02, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2015 USD ($) d $ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Feb. 25, 2016 USD ($)	Aug. 15, 2014 USD ($)	Nov. 20, 2012 USD ($)
Debt Instrument [Line Items]
Payments of Debt Issuance Costs			$ 3,200,000	$ 0	$ 6,446,000	$ 0
Amortization of discount of convertible debt				5,149,000	2,209,000	$ 0
Amortization of Financing Costs
Debt term		5 years
Amortization period of financing costs						5 years
Write-off of deferred financing costs				0	1,976,000	$ 0
Convertible Debt [Member] | Convertible Senior 2019 Notes [Member]
Debt Instrument [Line Items]
Debt face amount	$ 130,000,000							$ 19,500,000
Long-term Debt, Gross	$ 149,500,000			$ 149,500,000
Debt Instrument, Interest Rate, Stated Percentage	2.50%
Debt Instrument, Convertible, Threshold Trading Days | d				20
Debt Instrument, Convertible, Threshold Consecutive Trading Days				30 days
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger				130.00%
Debt Conversion, Converted Instrument, Amount	$ 1,000
Debt Instrument, Convertible, Maximum Percent of Conversion Rate for Each Trading Day	98.00%
Debt Conversion, Converted Instrument, Shares Issued | shares	67.41
Debt instrument, conversion ratio | $ / shares	$ 14.83			$ 14.83
Debt Instrument, Convertible, Redemption Price Percentage				100.00%
Payments of Debt Issuance Costs				$ 5,700,000
Deferred Finance Costs, Gross	$ 4,600,000
Debt Instrument, Convertible, Carrying Amount of Equity Component	1,100,000
Long-term Debt	122,100,000			126,200,000
Debt Instrument, Unamortized Discount	27,400,000			20,000,000
Unamortized Debt Issuance Expense				3,300,000
Convertible Debt, Fair Value Disclosures				130,900,000
Interest expense recognized on debt agreement				9,800,000	4,300,000
Amortization of discount of convertible debt				5,100,000	2,200,000
Amortization of Financing Costs
Amortization of financing costs				900,000	400,000
Amortization of financing costs, next twelve months				900,000
Amortization of financing costs, year two				900,000
Amortization of financing costs, year three				900,000
Amortization of financing costs, year four				$ 500,000
Payments for Hedging Activities	$ 18,400,000
Derivative, Cap Price | $ / unit	19.38
Term Loan | The Term Loan
Debt Instrument [Line Items]
Debt face amount									$ 70,000,000
Interest expense recognized on debt agreement					4,500,000	3,500,000
Term Loan | 2012 Credit Facility [Member]
Amortization of Financing Costs
Amortization of financing costs					$ 400,000	$ 600,000
Write-off of deferred financing costs	$ 2,000,000
Credit Facility | The Revolver
Amortization of Financing Costs
Maximum borrowing capacity	$ 42,500,000								$ 50,000,000
Debt Instrument, Maturity Date Period	180 days
Debt Instrument, Additional Borrowing Capacity Subject to Certain Condition		$ 35,000,000
Credit Facility | The Revolver | Swing Line
Amortization of Financing Costs
Maximum borrowing capacity	$ 10,000,000
Credit Facility | The Revolver | Letter of credit sub-facility
Amortization of Financing Costs
Maximum borrowing capacity	$ 15,000,000
Subsequent Event | Credit Facility | The Revolver
Amortization of Financing Costs
Maximum borrowing capacity							$ 20,000,000